Insurance business - (F) Reconciliation of measurement components of insurance contract balances (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets	£ 1
Liabilities arising from insurance and participating investment contracts	(120,148)
Net liability at 1 January	(120,147)
Relating to future services
Contracts initially recognised in the year	(93)	£ (71)
Cash flows
Insurance contract assets	0	1
Liabilities arising from insurance and participating investment contracts	(122,087)	(120,148)
Net liability at 31 December	(127,355)	(120,147)
Life
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets	1
Liabilities arising from insurance and participating investment contracts	(119,784)
Net liability at 1 January	(119,783)	(109,920)
Relating to current services
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)	553	509
Relating to future services
Contracts initially recognised in the year	(93)	(71)
Changes in estimates that adjust the CSM	0	0
Changes in estimates that result in losses and reversal of losses on onerous contracts	21	129
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	(72)	58	£ (1,486)
Relating to past services	(4)	0	0
Insurance service result	477	567
Net finance income (expense) from insurance and participating investment contracts	(10,381)	(11,684)
Exchange differences	80	32
Total change in profit or loss	(9,824)	(11,085)
Cash flows
Premiums received	(10,679)	(9,768)
Claims and other insurance service expenses paid	13,063	10,721
Insurance acquisition cash flows	265	203
Cash flows	2,649	1,156
Transfer to other items in the balance sheet	(10)	66
Insurance contract assets	0	1
Liabilities arising from insurance and participating investment contracts	(121,700)	(119,784)
Net liability at 31 December	(126,968)	(119,783)	(109,920)
Present value of future cash flows £m | Life
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Net liability at 1 January	(114,209)	(104,545)
Relating to current services
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)	46	99
Relating to future services
Contracts initially recognised in the year	33	107
Changes in estimates that adjust the CSM	334	390
Changes in estimates that result in losses and reversal of losses on onerous contracts	(2)	109
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	365	606
Relating to past services	(3)
Insurance service result	408	705
Net finance income (expense) from insurance and participating investment contracts	(10,341)	(11,621)
Exchange differences	72	30
Total change in profit or loss	(9,861)	(10,886)
Cash flows
Premiums received	(10,679)	(9,768)
Claims and other insurance service expenses paid	13,063	10,721
Insurance acquisition cash flows	265	203
Cash flows	2,649	1,156
Transfer to other items in the balance sheet	(10)	66
Net liability at 31 December	(121,431)	(114,209)	(104,545)
Risk adjustment for non- financial risk £m
Relating to future services
Contracts initially recognised in the year	(65)	(86)
Risk adjustment for non- financial risk £m | Life
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Net liability at 1 January	(1,159)	(1,165)
Relating to current services
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)	58	84
Relating to future services
Contracts initially recognised in the year	(65)	(86)
Changes in estimates that adjust the CSM	252	(12)
Changes in estimates that result in losses and reversal of losses on onerous contracts	23	20
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	210	(78)
Relating to past services	(1)
Insurance service result	267	6
Net finance income (expense) from insurance and participating investment contracts	0	0
Exchange differences	1	0
Total change in profit or loss	268	6
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Cash flows	0	0
Transfer to other items in the balance sheet	0	0
Net liability at 31 December	(891)	(1,159)	(1,165)
Contractual service margin
Relating to future services
Contracts initially recognised in the year	(61)	(92)
Contractual service margin | Life
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Net liability at 1 January	(4,415)	(4,210)
Relating to current services
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)	449	326
Relating to future services
Contracts initially recognised in the year	(61)	(92)
Changes in estimates that adjust the CSM	(586)	(378)
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	(647)	(470)
Relating to past services	0
Insurance service result	(198)	(144)
Net finance income (expense) from insurance and participating investment contracts	(40)	(63)
Exchange differences	7	2
Total change in profit or loss	(231)	(205)
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Cash flows	0	0
Transfer to other items in the balance sheet	0	0
Net liability at 31 December	(4,646)	(4,415)	(4,210)
Contracts under the fair value transition approach | Life
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Net liability at 1 January	(1,473)	(1,441)
Relating to current services
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)	155	129
Relating to future services
Contracts initially recognised in the year	0	0
Changes in estimates that adjust the CSM	(95)	(170)
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	(95)	(170)
Relating to past services	0
Insurance service result	60	(41)
Net finance income (expense) from insurance and participating investment contracts	(9)	7
Exchange differences	7	2
Total change in profit or loss	58	(32)
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Cash flows	0	0
Transfer to other items in the balance sheet	0	0
Net liability at 31 December	(1,415)	(1,473)	(1,441)
Other contracts | Life
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Net liability at 1 January	(2,942)	(2,769)
Relating to current services
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)	294	197
Relating to future services
Contracts initially recognised in the year	(61)	(92)
Changes in estimates that adjust the CSM	(491)	(208)
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	(552)	(300)
Relating to past services	0
Insurance service result	(258)	(103)
Net finance income (expense) from insurance and participating investment contracts	(31)	(70)
Exchange differences	0	0
Total change in profit or loss	(289)	(173)
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Cash flows	0	0
Transfer to other items in the balance sheet	0	0
Net liability at 31 December	£ (3,231)	£ (2,942)	£ (2,769)